Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Operating loss carry-forwards	$ 1,471	$ 1,188
Operating lease liabilities	31	39
Share-based compensation	268	222
Other temporary differences	115	78
Total deferred tax assets	1,885	1,527
Composition of deferred tax liabilities:
Right-of-use asset	(26)	(39)
Total deferred tax liabilities	(26)	(39)
Net deferred tax assets	1,859	1,488
Valuation allowance	(1,859)	(1,488)
Total